OTHER CURRENT ASSETS AND LIABILITIES - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous Current Assets and Liabilities [Abstract]
Distributions payable to non-controlling interests	$ 0	$ 380,950
Deferred revenue	0	259,983
Other	90,785	0
Total	$ 90,785	$ 640,933